LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.50%
•Fannie Mae Grantor Trust Series 2001-T5 A2 6.97% 6/19/41	6,783	$ 6,754
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	13,230,602	11,643,472
•Freddie Mac STACR REMIC Trust
Series 2021-DNA3 M1 3.03% (SOFR30A + 0.75%) 10/25/33	2,612,012	2,570,693
Series 2021-HQA1 M1 2.98% (SOFR30A + 0.70%) 8/25/33	735,955	734,020
Series 2021-HQA2 M1 2.98% (SOFR30A + 0.70%) 12/25/33	1,955,429	1,938,304
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 4.13% (LIBOR01M + 1.05%) 12/25/29	479,510	480,043
♦•Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	507	535
Series T-58 2A 6.50% 9/25/43	8,131	8,147
Total Agency Collateralized Mortgage Obligations (Cost $19,106,783)		17,381,968
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.39%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	4,650,000	4,493,523
Total Agency Commercial Mortgage-Backed Security (Cost $5,060,508)		4,493,523
AGENCY MORTGAGE-BACKED SECURITIES–4.12%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	3,272,387	2,972,988
Fannie Mae S.F. 30 yr
3.50% 1/1/48	7,365,093	6,756,600
4.50% 7/1/40	234,558	225,739
4.50% 8/1/41	583,538	571,675
4.50% 2/1/46	4,280,868	4,179,682
4.50% 5/1/46	435,448	426,636
4.50% 11/1/47	4,327,261	4,199,258
4.50% 4/1/48	2,474,036	2,434,904
4.50% 1/1/50	806,760	790,455
5.00% 7/1/47	492,817	496,697
5.00% 8/1/48	8,452,613	8,350,123
5.00% 12/1/48	3,563,999	3,530,214
5.50% 5/1/44	9,273,968	9,573,846
6.00% 1/1/42	961,926	1,010,664
Freddie Mac S.F. 30 yr
4.50% 3/1/42	342,017	335,442
5.50% 9/1/41	1,649,510	1,705,770
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
5.50% 5/20/37	77,995	$ 80,727
6.50% 6/20/39	224,064	236,266
Total Agency Mortgage-Backed Securities (Cost $52,523,148)		47,877,686
CORPORATE BONDS–63.07%
Advertising–0.13%
Clear Channel International BV 6.63% 8/1/25	1,575,000	1,463,504
		1,463,504
Aerospace & Defense–1.78%
Spirit AeroSystems, Inc. 5.50% 1/15/25	2,700,000	2,551,500
Teledyne Technologies, Inc. 0.95% 4/1/24	15,970,000	14,912,732
TransDigm, Inc. 8.00% 12/15/25	3,141,000	3,185,634
		20,649,866
Airlines–1.06%
Delta Air Lines, Inc.
7.00% 5/1/25	9,642,000	9,704,210
7.38% 1/15/26	1,072,000	1,083,658
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00% 9/20/25	1,110,000	1,116,471
United Airlines, Inc. 4.38% 4/15/26	465,000	415,013
		12,319,352
Apparel–0.14%
VF Corp. 2.40% 4/23/25	1,715,000	1,602,383
		1,602,383
Auto Manufacturers–3.03%
BMW U.S. Capital LLC 0.75% 8/12/24	4,805,000	4,449,048
Daimler Trucks Finance North America LLC 1.63% 12/13/24	5,890,000	5,431,989
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,103,440
3.38% 11/13/25	5,550,000	4,903,463
General Motors Financial Co., Inc.
•3.61% (SOFR + 0.76%) 3/8/24	8,025,000	7,913,505
4.15% 6/19/23	1,290,000	1,283,781
4.35% 4/9/25	5,130,000	4,953,505
5.10% 1/17/24	4,880,000	4,862,224
5.25% 3/1/26	339,000	329,890
		35,230,845
LVIP Delaware Limited-Term Diversified Income Fund–1

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.30%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	3,775,000	$ 3,522,637
		3,522,637
Banks–16.50%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	2,717,838
Bank of America Corp.
μ0.98% 9/25/25	6,085,000	5,536,336
μ1.84% 2/4/25	5,535,000	5,260,112
μ3.46% 3/15/25	3,825,000	3,704,083
4.10% 7/24/23	6,940,000	6,920,223
Bank of Montreal 1.85% 5/1/25	1,785,000	1,642,237
μBarclays PLC 5.50% 8/9/28	525,000	492,154
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,126,137
Citigroup, Inc.
μ1.28% 11/3/25	110,000	100,484
μ2.01% 1/25/26	185,000	170,003
μ3.07% 2/24/28	3,120,000	2,780,701
μ4.04% 6/1/24	355,000	352,210
5.61% 9/29/26	650,000	646,414
μCitizens Bank NA 4.12% 5/23/25	5,550,000	5,442,569
μCredit Agricole SA 1.91% 6/16/26	1,895,000	1,694,255
Credit Suisse Group AG
μ2.59% 9/11/25	4,680,000	4,257,714
3.80% 6/9/23	1,640,000	1,613,819
μ4.21% 6/12/24	2,935,000	2,876,699
μ6.44% 8/11/28	1,245,000	1,157,787
μ7.25% 9/12/25	815,000	623,407
Deutsche Bank AG 0.90% 5/28/24	10,710,000	9,892,145
Goldman Sachs Group, Inc.
μ0.93% 10/21/24	9,495,000	9,012,184
μ1.54% 9/10/27	1,765,000	1,491,147
3.50% 4/1/25	8,420,000	8,042,808
μ3.62% 3/15/28	1,815,000	1,651,742
•3.67% (SOFR + 0.81%) 3/9/27	5,435,000	5,218,737
μHuntington National Bank 4.01% 5/16/25	3,040,000	2,977,215
JPMorgan Chase & Co.
•3.32% (SOFR + 0.89%) 4/22/27	3,675,000	3,564,435
•3.49% (SOFR + 0.58%) 3/16/24	4,440,000	4,408,165
μ4.02% 12/5/24	13,570,000	13,352,407
μ4.60% 2/1/25	620,000	540,082
μ4.85% 7/25/28	3,320,000	3,187,777
μ5.00% 8/1/24	1,050,000	946,838
KeyBank NA 4.15% 8/8/25	3,315,000	3,213,206
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μKeyCorp 3.88% 5/23/25	2,725,000	$ 2,653,253
μLloyds Banking Group PLC 2.91% 11/7/23	5,980,000	5,966,040
μMorgan Stanley
0.73% 4/5/24	6,960,000	6,791,989
1.16% 10/21/25	4,920,000	4,484,000
2.48% 1/21/28	415,000	362,710
PNC Bank NA 3.88% 4/10/25	4,955,000	4,797,870
μPNC Financial Services Group, Inc. 6.00% 5/15/27	2,320,000	2,151,800
QNB Finance Ltd. 3.50% 3/28/24	3,120,000	3,028,334
μState Street Corp. 1.68% 11/18/27	2,115,000	1,845,545
Toronto-Dominion Bank
•3.17% (SOFR + 0.36%) 3/4/24	2,820,000	2,794,253
4.11% 6/8/27	6,470,000	6,100,309
μTruist Bank 2.64% 9/17/29	9,026,000	8,409,774
U.S. Bancorp
3.38% 2/5/24	2,330,000	2,289,907
μ4.55% 7/22/28	8,430,000	8,123,615
U.S. Bank NA 3.40% 7/24/23	1,340,000	1,329,225
μUBS Group AG 4.70% 8/5/27	810,000	767,881
μWells Fargo & Co.
3.91% 4/25/26	8,225,000	7,862,834
4.81% 7/25/28	3,365,000	3,209,285
		191,582,694
Beverages–0.49%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	5,890,000	5,657,759
		5,657,759
Biotechnology–1.28%
CSL Finance PLC 4.05% 4/27/29	1,555,000	1,432,262
Gilead Sciences, Inc. 3.70% 4/1/24	4,035,000	3,971,673
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	9,449,906
		14,853,841
Chemicals–0.75%
Avient Corp. 5.75% 5/15/25	6,182,000	5,965,321
Celanese U.S. Holdings LLC
6.05% 3/15/25	1,755,000	1,714,365
6.17% 7/15/27	1,100,000	1,041,045
		8,720,731
Commercial Services–1.32%
DP World Crescent Ltd. 3.91% 5/31/23	3,381,000	3,347,190

LVIP Delaware Limited-Term Diversified Income Fund–2

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	3,089,000	$ 2,980,885
S&P Global, Inc. 2.45% 3/1/27	2,720,000	2,438,082
Triton Container International Ltd. 1.15% 6/7/24	7,250,000	6,603,091
		15,369,248
Computers–0.29%
International Business Machines Corp. 3.00% 5/15/24	3,500,000	3,404,380
		3,404,380
Diversified Financial Services–3.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	8,260,000	7,546,229
3.15% 2/15/24	5,750,000	5,522,337
Air Lease Corp.
0.80% 8/18/24	5,645,000	5,141,977
2.88% 1/15/26	755,000	675,850
3.00% 9/15/23	4,075,000	3,975,026
Ally Financial, Inc. 5.75% 11/20/25	5,256,000	5,097,771
Aviation Capital Group LLC 1.95% 1/30/26	2,865,000	2,404,905
Avolon Holdings Funding Ltd. 3.95% 7/1/24	6,635,000	6,276,675
DAE Sukuk Difc Ltd. 3.75% 2/15/26	3,420,000	3,145,648
SURA Asset Management SA 4.88% 4/17/24	978,000	951,193
		40,737,611
Electric–6.92%
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,487,093
Cleveland Electric Illuminating Co. 5.50% 8/15/24	4,805,000	4,804,055
μDuke Energy Corp. 4.88% 9/16/24	3,180,000	2,850,052
Enel Finance International NV 4.25% 6/15/25	1,630,000	1,564,412
Engie Energia Chile SA 4.50% 1/29/25	1,409,000	1,344,947
Entergy Louisiana LLC 4.05% 9/1/23	480,000	475,743
Eversource Energy 2.90% 3/1/27	810,000	735,043
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,730,477
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
ITC Holdings Corp. 4.95% 9/22/27	615,000	$ 599,982
National Rural Utilities Cooperative Finance Corp. 1.88% 2/7/25	7,575,000	7,089,775
NRG Energy, Inc. 3.75% 6/15/24	9,895,000	9,510,477
OGE Energy Corp. 0.70% 5/26/23	8,925,000	8,688,577
Pacific Gas & Electric Co. 3.75% 2/15/24	10,545,000	10,233,636
Sempra Energy 3.30% 4/1/25	4,220,000	4,016,236
Southern California Edison Co. 1.10% 4/1/24	10,370,000	9,770,512
Vistra Operations Co. LLC
3.55% 7/15/24	5,945,000	5,664,575
5.13% 5/13/25	1,145,000	1,108,532
WEC Energy Group, Inc. 0.80% 3/15/24	7,115,000	6,695,952
		80,370,076
Electrical Components & Equipment–0.26%
WESCO Distribution, Inc. 7.13% 6/15/25	3,008,000	3,009,654
		3,009,654
Entertainment–0.51%
Warnermedia Holdings, Inc. 3.64% 3/15/25	6,245,000	5,914,152
		5,914,152
Food–0.29%
Conagra Brands, Inc. 0.50% 8/11/23	3,450,000	3,323,385
		3,323,385
Forest Products & Paper–0.26%
Inversiones CMPC SA 4.75% 9/15/24	3,120,000	3,038,100
		3,038,100
Gas–0.35%
Southern California Gas Co. 2.95% 4/15/27	4,440,000	4,053,302
		4,053,302
Health Care Services–0.51%
HCA, Inc. 3.13% 3/15/27	6,625,000	5,865,040
		5,865,040
Insurance–5.96%
Athene Global Funding
1.00% 4/16/24	10,665,000	9,947,673
•3.44% (SOFRINDX + 0.70%) 5/24/24	8,585,000	8,423,790

LVIP Delaware Limited-Term Diversified Income Fund–3

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Brighthouse Financial Global Funding
1.00% 4/12/24	8,385,000	$ 7,826,839
•3.00% (SOFR + 0.76%) 4/12/24	4,385,000	4,343,200
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,682,844
Equitable Holdings, Inc. 3.90% 4/20/23	6,359,000	6,325,552
F&G Global Funding 0.90% 9/20/24	10,755,000	9,785,551
GA Global Funding Trust 1.00% 4/8/24	12,730,000	11,835,457
Met Tower Global Funding 3.70% 6/13/25	6,120,000	5,900,379
USI, Inc. 6.88% 5/1/25	3,266,000	3,139,545
		69,210,830
Internet–0.28%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,288,103
		3,288,103
Iron & Steel–0.60%
Nucor Corp. 3.95% 5/23/25	1,280,000	1,240,495
Steel Dynamics, Inc. 2.80% 12/15/24	6,000,000	5,731,744
		6,972,239
Leisure Time–0.14%
Carnival Corp. 7.63% 3/1/26	2,117,000	1,608,920
		1,608,920
Lodging–0.53%
MGM Resorts International 5.75% 6/15/25	6,475,000	6,187,963
		6,187,963
Media–1.61%
AMC Networks, Inc. 5.00% 4/1/24	1,360,000	1,297,619
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	4,810,000	4,690,515
Fox Corp. 4.03% 1/25/24	4,025,000	3,975,225
Time Warner Entertainment Co. LP 8.38% 3/15/23	8,635,000	8,754,940
		18,718,299
Mining–0.37%
First Quantum Minerals Ltd. 7.50% 4/1/25	4,500,000	4,331,250
		4,331,250
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–1.12%
Carlisle Cos., Inc. 0.55% 9/1/23	3,690,000	$ 3,541,476
Parker-Hannifin Corp.
3.65% 6/15/24	5,370,000	5,252,011
4.25% 9/15/27	4,455,000	4,243,179
		13,036,666
Oil & Gas–1.28%
ConocoPhillips Co. 2.40% 3/7/25	3,850,000	3,641,492
Devon Energy Corp. 5.25% 9/15/24	1,908,000	1,907,270
Murphy Oil Corp. 5.75% 8/15/25	2,706,000	2,609,446
Occidental Petroleum Corp.
5.50% 12/1/25	2,793,000	2,806,965
5.88% 9/1/25	3,450,000	3,460,436
Southwestern Energy Co. 5.70% 1/23/25	424,000	415,138
		14,840,747
Oil & Gas Services–0.61%
Schlumberger Holdings Corp. 3.75% 5/1/24	7,255,000	7,111,071
		7,111,071
Packaging & Containers–0.62%
Mauser Packaging Solutions Holding Co. 5.50% 4/15/24	7,592,000	7,212,400
		7,212,400
Pharmaceuticals–1.35%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	6,780,329
3.75% 11/14/23	2,150,000	2,125,832
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	6,425,000	6,383,505
Viatris, Inc. 1.65% 6/22/25	500,000	444,495
		15,734,161
Pipelines–3.37%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	4,455,000	4,530,966
Enbridge, Inc. 0.55% 10/4/23	2,150,000	2,055,519
MPLX LP 4.88% 12/1/24	6,200,000	6,124,436
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,100,046
ONEOK, Inc. 7.50% 9/1/23	4,745,000	4,806,400
Sabine Pass Liquefaction LLC 5.75% 5/15/24	9,475,000	9,509,689
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	8,993,839
		39,120,895

LVIP Delaware Limited-Term Diversified Income Fund–4

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.09%
VICI Properties LP 4.95% 2/15/30	1,100,000	$ 994,087
		994,087
Retail–0.12%
IRB Holding Corp. 7.00% 6/15/25	390,000	387,531
Lowe's Cos., Inc. 4.40% 9/8/25	965,000	950,274
		1,337,805
Semiconductors–1.71%
Microchip Technology, Inc.
0.98% 9/1/24	8,155,000	7,506,496
4.33% 6/1/23	2,250,000	2,239,089
NXP BV/NXP Funding LLC 4.88% 3/1/24	6,825,000	6,744,216
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	295,000	273,534
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,039,000
		19,802,335
Software–1.25%
Fidelity National Information Services, Inc. 4.70% 7/15/27	6,750,000	6,496,919
Roper Technologies, Inc. 2.35% 9/15/24	6,670,000	6,338,692
Workday, Inc.
3.50% 4/1/27	710,000	656,745
3.70% 4/1/29	1,100,000	986,542
		14,478,898
Telecommunications–1.68%
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	6,517,303
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,090,625	1,074,908
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,475,778
Verizon Communications, Inc. 0.75% 3/22/24	7,885,000	7,452,882
		19,520,871
Transportation–0.50%
Canadian Pacific Railway Co. 1.35% 12/2/24	6,305,000	5,830,357
		5,830,357
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.20%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40% 7/1/27	2,450,000	$ 2,299,074
		2,299,074
Total Corporate Bonds (Cost $776,625,372)		732,325,531
NON-AGENCY ASSET-BACKED SECURITIES–18.67%
American Tower Trust Series 13 2A 3.07% 3/15/48	1,575,000	1,563,167
•ARES LX CLO Ltd. Series 2021-60A A 3.86% (LIBOR03M + 1.12%) 7/18/34	4,155,000	3,959,204
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	3,330,000	3,199,541
•Ballyrock CLO Ltd. Series 2018-1A A1 3.71% (LIBOR03M + 1.00%) 4/20/31	5,250,000	5,091,985
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 3.82% (LIBOR03M + 1.11%) 7/20/31	1,550,000	1,510,331
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 3.81% (LIBOR03M + 1.10%) 1/20/31	2,000,000	1,957,028
•Benefit Street Partners CLO XX Ltd. Series 2020-20A AR 3.68% (LIBOR03M + 1.17%) 7/15/34	1,000,000	956,390
•Canyon Capital CLO Ltd. Series 2019-2A AR 3.69% (LIBOR03M + 1.18%) 10/15/34	7,250,000	6,885,956
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 3.96% (LIBOR03M + 1.05%) 5/15/31	4,573,349	4,446,050
•CBAM Ltd. Series 2020-13A A 4.14% (LIBOR03M + 1.43%) 1/20/34	7,000,000	6,776,504
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 3.69% (LIBOR03M + 0.98%) 4/20/31	2,150,000	2,098,222
•CIFC Funding Ltd. Series 2013-4A A1RR 3.83% (LIBOR03M + 1.06%) 4/27/31	6,850,000	6,701,965

LVIP Delaware Limited-Term Diversified Income Fund–5

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust Series 2021-2 A2 0.33% 12/22/26	7,794,628	$ 7,685,195
•Dryden 83 CLO Ltd. Series 2020-83A A 3.96% (LIBOR03M + 1.22%) 1/18/32	6,650,000	6,464,578
•Elmwood CLO VII Ltd. Series 2020-4A A 4.13% (LIBOR03M + 1.39%) 1/17/34	1,000,000	970,779
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	3,200,000	3,173,849
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,651,461
Series 2022-A B 1.91% 7/15/27	4,800,000	4,369,142
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	20,500,000	19,725,250
•Galaxy XXI CLO Ltd. Series 2015-21A AR 3.73% (LIBOR03M + 1.02%) 4/20/31	3,500,000	3,419,699
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	6,500,000	6,283,166
Series 2021-2 A4 0.41% 5/20/25	5,700,000	5,476,461
Series 2022-1 B 2.23% 2/20/26	5,650,000	5,349,225
GMF Floorplan Owner Revolving Trust Series 2020-1 A 0.68% 8/15/25	16,000,000	15,452,403
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,230,842
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 3.99% (LIBOR03M + 1.21%) 1/30/35	4,000,000	3,817,124
JPMorgan Chase Bank NA - CACLN Series 2020-2 B 0.84% 2/25/28	2,159,229	2,103,058
•KKR CLO 32 Ltd. Series 32A A1 3.83% (LIBOR03M + 1.32%) 1/15/32	3,450,000	3,371,599
•LCM XVIII LP Series 18A A1R 3.73% (LIBOR03M + 1.02%) 4/20/31	5,003,000	4,882,623
MMAF Equipment Finance LLC Series 2020-BA A2 0.38% 8/14/23	1,216,539	1,213,501
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Neuberger Berman CLO XX Ltd. Series 2015-20A ARR 3.67% (LIBOR03M + 1.16%) 7/15/34	5,976,000	$ 5,709,942
•Oaktree CLO Ltd. Series 2019-2A A1AR 3.63% (LIBOR03M + 1.12%) 4/15/31	2,000,000	1,942,290
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 3.90% (LIBOR03M + 1.19%) 1/20/31	5,750,000	5,620,527
•Octagon Investment Partners 48 Ltd. Series 2020-3A AR 3.86% (LIBOR03M + 1.15%) 10/20/34	1,200,000	1,145,070
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 3.95% (LIBOR03M + 1.18%) 10/26/31	4,850,000	4,667,291
Tesla Auto Lease Trust Series 2021-A B 1.02% 3/20/25	12,282,000	11,684,567
Toyota Lease Owner Trust Series 2021-B A3 0.42% 10/21/24	6,850,000	6,594,417
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	10,150,000	9,252,769
•TRESTLES CLO V Ltd. Series 2021-5A A1 3.88% (LIBOR03M + 1.17%) 10/20/34	7,000,000	6,686,099
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	1,308,584	1,291,769
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	4,800,000	4,445,952
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	2,000,000	1,959,226
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	5,300,000	5,198,425
•Zais CLO 16 Ltd. Series 2020-16A A1R 4.13% (LIBOR03M + 1.42%) 10/20/34	5,000,000	4,816,675
Total Non-Agency Asset-Backed Securities (Cost $225,206,647)		216,801,317
U.S. TREASURY OBLIGATIONS–10.65%
U.S. Treasury Notes
2.50% 5/31/24	36,545,000	35,488,621
2.75% 5/15/25	16,670,000	16,041,619
3.00% 7/31/24	10,355,000	10,124,439
3.13% 8/31/27	22,920,000	21,985,294
3.25% 6/30/27	37,075,000	35,731,031

LVIP Delaware Limited-Term Diversified Income Fund–6

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.50% 9/15/25	4,425,000	$ 4,334,772
Total U.S. Treasury Obligations (Cost $128,490,720)		123,705,776

	Number of Shares
MONEY MARKET FUND–0.93%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	10,740,176	10,740,176
Total Money Market Fund (Cost $10,740,176)		10,740,176
TOTAL INVESTMENTS–99.33% (Cost $1,217,753,354)	$1,153,325,977

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.67%	7,804,119
NET ASSETS APPLICABLE TO 126,077,709 SHARES OUTSTANDING–100.00%	$1,161,130,096

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.

The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
299	U.S. Treasury 2 yr Notes	$61,411,797	$62,413,257	12/30/22	$—	$(1,001,460)
417	U.S. Treasury 3 yr Notes	87,055,266	89,203,411	12/30/22	—	(2,148,145)
(69)	U.S. Treasury 5 yr Notes	(7,418,039)	(7,673,349)	12/30/22	255,310	—
Total Futures Contracts					$255,310	$(3,149,605)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
GNMA–Government National Mortgage Association
LVIP Delaware Limited-Term Diversified Income Fund–7

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
yr–Year
See accompanying notes.
LVIP Delaware Limited-Term Diversified Income Fund–8

LVIP Delaware Limited-Term Diversified Income Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Limited-Term Diversified Income Fund–9

LVIP Delaware Limited-Term Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$17,381,968	$—	$17,381,968
Agency Commercial Mortgage-Backed Security	—	4,493,523	—	4,493,523
Agency Mortgage-Backed Securities	—	47,877,686	—	47,877,686
Corporate Bonds	—	732,325,531	—	732,325,531
Non-Agency Asset-Backed Securities	—	216,801,317	—	216,801,317
U.S. Treasury Obligations	—	123,705,776	—	123,705,776
Money Market Fund	10,740,176	—	—	10,740,176
Total Investments	$10,740,176	$1,142,585,801	$—	$1,153,325,977
Derivatives:

Assets:
Futures Contract	$255,310	$—	$—	$255,310
Liabilities:
Futures Contracts	$(3,149,605)	$—	$—	$(3,149,605)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Limited-Term Diversified Income Fund–10